Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 31,909,496	$ 4,641,044